10. Stockholders Deficit (Details Narrative) (USD $)	1 Months Ended			6 Months Ended	12 Months Ended				15 Months Ended
	Jun. 30, 2014	May 31, 2014	Jun. 30, 2013	Jun. 30, 2014	Dec. 31, 2018	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Jun. 25, 2014	May 08, 2014
Shares Acquired, Value			$ 366,750
Net Increase to Additional Paid in Capital			19,538
Debt Forgiveness							83,000
Debt Converted, Value									244,133
Loss on Debt Extinguishment							(3,278)		(3,278)
Stock Issued for Services, Value							562,500
Stock Issued, Price Per Share							$ 0.25
Sale of Member Units, Value								774,000
Allocation to Noncontrolling Interest							(35,440)	5,193
Options Cancelled						100,000
Warrants Issued	1,750,100	3,640,000							3,672,134
Expired Warrants					4,338,884				2,400,000
Warrants, Exercise Price							$ 0.375			$ 0.375	$ 0.375
Warrants Issued, Value									682,809
Warrant Consideration Recieved						1,000
Warrants Exercised						1,000,000
Minimum [Member]
Warrants, Exercise Price							$ 0.001
Maximum [Member]
Warrants, Exercise Price							$ 0.375
Services 2 [Member]
Warrants Issued							3,066,750
Convertible Debt [Member]
Warrants Issued							3,672,134
Third-Party Payor [Member]
Debt Forgiveness							(100,000)
Loss on Debt Extinguishment							12,731
Warrants Issued							6,614,801
Warrants Issued, Value							666,315
Related Party [Member]
Debt Forgiveness							(83,000)
Loss on Debt Extinguishment							3,278
Warrants Issued							124,083
Warrants Issued, Value							16,495
Director [Member]
Stock Issued for Services, Value							$ 66,785
Stock Issued for Services, Shares							300,000
Warrants Issued							6,738,884